Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

April 8, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Enhanced Equity Income Fund (the “Fund”)

To the Commission:

On behalf of the above Fund, electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy materials will be released to shareholders of the Fund on or about April 21, 2022. Please contact the undersigned at (312) 845-3446 (e-mail: russell@chapman.com) with any questions or comments regarding this filing.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Suzanne M. Russell
Suzanne M. Russell